SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2021
Accounting Policies [Abstract]
Schedule of Property and Equipment Useful Lives
Years

Buildings	50
Computers, software and electronic equipment	2 - 10
Office furniture and equipment	3 - 15
Vehicles	3 - 7

Schedule of Intangible Assets Estimated Useful Life
Years

Technology	7.9
Customer relationships	6.8
Marketing rights and patents	12.1

Schedule of Accumulated Other Comprehensive Income, Net
	December 31, 2021
	Foreign currency translation adjustments	Unrealized gains (losses) on cash flow hedges	Total

Beginning balance	$(6,017)	$-	$(6,017)

Other comprehensive income (loss) before reclassifications	(348)	66	(282)
Amounts reclassified from accumulated other comprehensive loss	-	(58)	(58)

Net current-period other comprehensive income (loss)	(348)	8	(340)

Ending balance	$(6,365)	$8	$(6,357)
	December 31, 2020
	Foreign currency translation adjustments	Unrealized gains (losses) on cash flow hedges	Total

Beginning balance	$(5,048)	$-	$(5,048)

Other comprehensive income (loss) before reclassifications	(969)	169	(800)
Amounts reclassified from accumulated other comprehensive loss	-	(169)	(169)

Net current-period other comprehensive loss	(969)	-	(969)

Ending balance	$(6,017)	$-	$(6,017)